UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND




    HAVERFORD QUALITY GROWTH STOCK FUND

    SEMI-ANNUAL REPORT                                         APRIL 30, 2005






                                    HAVERFORD






                                           INVESTMENT ADVISER:
                                           HAVERFORD INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Statement of Net Assets .................................................      2

Statement of Operations .................................................      5

Statement of Changes in Net Assets ......................................      6

Financial Highlights ....................................................      7

Notes to Financial Statements ...........................................      8

Disclosure of Fund Expenses .............................................     13
--------------------------------------------------------------------------------





The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

We are pleased to send you the Haverford Quality Growth Stock Fund Semi-Annual Report which contains information on the holdings of the Fund, along with a Financial Highlights and Statement of Operations for the six months ended April 30, 2005.

The S&P 500 Index returned 3.28% during the six months ended April 30, 2005, while The Haverford Quality Growth Stock Fund rose 1.49%. During this time earnings of the companies in our portfolio and their dividend payouts have continued to grow at a double-digit annualized pace. Equity prices, specifically those in the quality growth sector of the market Haverford invests in, have been held hostage by several, often incongruent, global economic cross-currents. The Federal Reserve continues to raise interest rates on almost a monthly basis, yet longer-term rates have barely budged. The dollar has weakened substantially, yet the trade deficit remains near record highs. The price of oil, despite its recent pullback, still represents a major tax hike on lower income households. Additionally, moderating GDP numbers have been accompanied by very robust job growth.

While the economy remains on a strong long-term footing, a moderating growth rate, and some short-term upheaval is to be expected. The Haverford Quality Growth Fund is positioned to profit as the economy matures following two years of robust growth. The high-quality companies in the portfolio are far less dependent on a strong upswing in the economy, and the decelerating economy is making it difficult for lower-quality issues to sustain their growth surge.

Our quality-driven approach biases us towards stocks that tend to outperform the market during times of moderation and decline (which typically accounts for two-thirds to three-quarters of the economic cycle) but tend to rise less quickly during robust periods. The Fund's heavy weightings in consumer staples and healthcare issues significantly reduce our exposure to the negative effects of rising interest rates and economic instability. These sector over-weights also substantially attributed to Haverford's relative underperformance during the past period. Haverford's below-market weightings in cyclical, economically sensitive sectors such as materials, autos, telecom, and commodities ensures downside protection and makes our portfolio more stable than the equity averages.

Most importantly, Haverford's high-quality, disciplined approach is designed to help you reach your long-term financial goals with fewer sleepless nights along the way.

We encourage you to read the report to help you stay informed about your investment. We recognize that this is only a six-month snapshot of your portfolio and we encourage you to visit our website www.haverfordfunds.com for more detailed information.

As always, we very much appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

/s/ Henry B. Smith

Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot points for EDGAR purposes are as follows:
22.9%   Consumer Staples
18.9%   Health Care
17.7%   Financial Services
15.6%   Consumer Discretionary
11.7%   Information Services
 4.9%   Industrial
 4.7%   Cash Equivalents
 3.6%   Energy

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 95.2%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------   -----------
CONSUMER DISCRETIONARY -- 15.6%
   Gannett .........................................     10,025     $   771,925
   Home Depot ......................................     20,775         734,812
   Johnson Controls ................................      6,775         371,744
   McGraw-Hill .....................................      7,375         642,215
   Target ..........................................      7,800         361,998
                                                                    -----------
                                                                      2,882,694
                                                                    -----------
CONSUMER STAPLES -- 22.9%
   Anheuser-Busch ..................................     14,100         660,867
   Coca-Cola .......................................     11,325         491,958
   Colgate-Palmolive ...............................     11,875         591,256
   PepsiCo .........................................     13,250         737,230
   Procter & Gamble ................................      9,850         533,378
   Sysco ...........................................     17,900         619,340
   Wal-Mart Stores .................................     12,450         586,893
                                                                    -----------
                                                                      4,220,922
                                                                    -----------
ENERGY -- 3.5%
   Exxon Mobil .....................................     11,475         654,419
                                                                    -----------
FINANCIAL SERVICES -- 17.7%
   Aflac ...........................................     12,325         501,011
   American International Group ....................     12,875         654,694
   Citigroup .......................................     19,525         916,894
   MBNA ............................................     22,750         449,312
   Wells Fargo .....................................     12,375         741,758
                                                                    -----------
                                                                      3,263,669
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       -----------   -----------
HEALTH CARE -- 18.9%
   Abbott Laboratories .............................     11,425     $   561,653
   Becton Dickinson ................................      7,050         412,566
   Johnson & Johnson ...............................     13,600         933,368
   Medtronic .......................................      8,925         470,348
   Novartis ........................................      8,300         404,459
   Pfizer ..........................................     26,025         707,099
                                                                    -----------
                                                                      3,489,493
                                                                    -----------
INDUSTRIAL -- 4.9%
   General Electric ................................     24,900         901,380
                                                                    -----------
INFORMATION SERVICES -- 11.7%
   Automatic Data Processing .......................     10,950         475,668
   Intel ...........................................     23,100         543,312
   International Business Machines .................      5,375         410,542
   Microsoft .......................................     29,200         738,760
                                                                    -----------
                                                                      2,168,282
                                                                    -----------
   Total Common Stock
      (Cost $17,395,201) ...........................                 17,580,859
                                                                    -----------
--------------------------------------------------------------------------------
 CASH EQUIVALENTS -- 4.7%
--------------------------------------------------------------------------------
   SEI Daily Income Trust, Government Fund .........    450,000         450,000
   SEI Daily Income Trust, Prime Obligation Fund ...    418,100         418,100
                                                                    -----------
   Total Cash Equivalents
      (Cost $868,100) ..............................                    868,100
                                                                    -----------
   Total Investments -- 99.9%
      (Cost $18,263,301) ...........................                $18,448,959
                                                                    ===========
OTHER ASSETS AND LIABILITIES -- 0.1%
   Advisory Reimbursement Receivable ...............                      7,475
   Administration Fees Payable .....................                     (8,219)
   Trustees' Fees Payable ..........................                     (2,288)
   Other Assets and Liabilities, Net ...............                     22,576
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                     19,544
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $18,468,503
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                     -----------
   Paid-in-Capital (unlimited authorization --
      no par value) ................................                $18,268,721
   Undistributed Net Investment Income .............                      7,259
   Accumulated Net Realized Gain on Investments ....                      6,865
   Unrealized Appreciation on Investments ..........                    185,658
                                                                    -----------
   TOTAL NET ASSETS ................................                $18,468,503
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($18,468,503 / 1,881,590 SHARES) ................                      $9.82
                                                                          =====




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (Net of foreign taxes withheld of $914) .................    $205,270
                                                                       --------
   TOTAL INCOME ...................................................     205,270
                                                                       --------
EXPENSES
Administration Fees ...............................................      49,589
Investment Advisory Fees ..........................................      47,991
Trustees' Fees ....................................................       4,276
Transfer Agent Fees ...............................................      26,385
Organizational Fees ...............................................      15,856
Audit Fees ........................................................       7,935
Printing Fees .....................................................       7,439
Legal Fees ........................................................       7,437
Registration and Filing Fees ......................................       2,612
Custodian Fees ....................................................       2,463
Other Expenses ....................................................       8,493
                                                                       --------
   TOTAL EXPENSES .................................................     180,476
                                                                       --------
Less:
Waiver of Investment Advisory Fees ................................     (47,991)
Reimbursement of Other Operating Expenses .........................     (52,499)
                                                                       --------
   NET EXPENSES ...................................................      79,986
                                                                       --------
NET INVESTMENT INCOME .............................................     125,284
                                                                       --------
NET REALIZED GAIN ON INVESTMENTS ..................................      29,340
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ..............     (63,410)
                                                                       --------
NET LOSS ON INVESTMENTS ...........................................     (34,070)
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............    $ 91,214
                                                                       ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     NOVEMBER 1,         JUNE 30,
                                                                       2004 TO           2004* TO
                                                                   APRIL 30, 2005       OCTOBER 31,
                                                                     (UNAUDITED)           2004
                                                                   --------------       -----------

OPERATIONS:
   Net Investment Income ........................................    $   125,284        $     7,463
   Net Realized Gain (Loss) on Investments ......................         29,340            (22,475)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments .............................................        (63,410)           249,068
                                                                     -----------        -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........         91,214            234,056
                                                                     -----------        -----------
DIVIDENDS:
   Net Investment Income ........................................       (123,519)            (1,969)
                                                                     -----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................      5,240,142         13,039,350
   In Lieu of Dividends .........................................        122,808              1,915
   Redeemed .....................................................       (115,349)           (20,145)
                                                                     -----------        -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS .........................................      5,247,601         13,021,120
                                                                     -----------        -----------
   TOTAL INCREASE IN NET ASSETS .................................      5,215,296         13,253,207
NET ASSETS:
   Beginning of Period ..........................................     13,253,207                 --
                                                                     -----------        -----------
   End of Period (Including Undistributed Net Investment
     Income of $7,259 and $5,494, respectively) .................    $18,468,503        $13,253,207
                                                                     ===========        ===========
SHARE TRANSACTIONS:
   Issued .......................................................        522,422          1,360,641
   In Lieu of Dividends .........................................         12,055                196
   Redeemed .....................................................        (11,649)            (2,075)
                                                                     -----------        -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................................        522,828          1,358,762
                                                                     ===========        ===========

  *  COMMENCEMENT OF OPERATIONS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   NOVEMBER 1,              JUNE 30,
                                                                     2004 TO                2004* TO
                                                                 APRIL 30, 2005            OCTOBER 31,
                                                                   (UNAUDITED)                2004
                                                                 --------------            -----------
Net Asset Value, Beginning of Period ............................    $  9.75                $ 10.00
                                                                     -------                -------
Gain (Loss) from Investment Operations:
   Net Investment Income(1) .....................................       0.08                   0.04
   Net Realized and Unrealized Loss(1) ..........................       0.07++                (0.28)(2)
                                                                     -------                -------
   Total from Investment Operations .............................       0.15                  (0.24)
                                                                     -------                -------
Dividends:
   Net Investment Income ........................................      (0.08)                 (0.01)
                                                                     -------                -------
   Total Dividends ..............................................      (0.08)                 (0.01)
                                                                     -------                -------
Net Asset Value, End of Period ..................................    $  9.82                $  9.75
                                                                     =======                =======
   TOTAL RETURN+ ................................................       1.49%**               (2.40)%**
                                                                     =======                =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........................    $18,469                $13,253
Ratio of Expenses to Average Net Assets .........................       1.00%***               1.00%***
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) ..........................................       2.26%***              14.09%***
Ratio of Net Investment Income
   to Average Net Assets ........................................       1.57%***               1.10%***
Portfolio Turnover Rate .........................................          2%                     3%

  *  COMMENCEMENT OF OPERATIONS

 **  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

***  ANNUALIZED.

  +  TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE
     ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
     SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 ++  THE AMOUNT SHOWN FOR THE SIX-MONTHS ENDED APRIL 30, 2005 FOR A SHARE OUTSTANDING THROUGHOUT
     THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE
     OF THE TIMING OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING
     MARKET VALUE OF THE FUND.
(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)  THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE
     AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE
     NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund commenced operations on June 30, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     OFFERING COSTS -- The Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are amortized to expense over twelve months period from inception. As of April 30, 2005, $6,788 remained to be amortized.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $75,000 for each additional fund created and $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of any amount above $500 million of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund paid the Administrator 0.62% of its average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

Wachovia Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2005, the Fund made purchases of $5,752,840 and sales of $301,362 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. At October 31, 2004 there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the period ended October 31, 2004 was all ordinary income.

As of October 31, 2004, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                   $ 14,440
     Capital Loss Carryforwards
     (Expiring October 31, 2012)                                      (22,475)
     Unrealized Appreciation                                          249,068
     Other Temporary Differences                                       (8,946)
                                                                     --------
     Total Distributable Earnings                                    $232,087
                                                                     ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2005, were as follows:

FEDERAL                APPRECIATED          DEPRECIATED         NET UNREALIZED
TAX COST               SECURITIES           SECURITIES           APPRECIATION
------------          ------------         ------------         --------------
$18,263,301             $890,237            $(704,579)             $185,658

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
8. OTHER:

At April 30, 2005, 56% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            BEGINNING        ENDING      ANNUALIZED    EXPENSES
                             ACCOUNT         ACCOUNT    EXPENSE RATIO    PAID
                              VALUE           VALUE        FOR THE    DURING THE
                            10/31/04         4/30/05       PERIOD       PERIOD*
--------------------------------------------------------------------------------
HAVERFORD QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00        $1,015.70       1.00%       $5.00
HYPOTHETICAL 5% RETURN      1,000.00         1,019.84       1.00         5.01
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                                      NOTES

                                      NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



    This information must be preceded or accompanied by a current prospectus for the Portfolio described.




HIM-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.